Note 7 - Reconciliation of Financial Statements to Schedule H of Form 5500	12 Months Ended
Dec. 31, 2025
EBP 16-0733425 003 [Member]
Notes to Financial Statements
EBP, Reconciliation of Financial Statement to Form 5500 [Text Block]

NOTE 7 - RECONCILIATION OF FINANCIAL STATEMENTS TO SCHEDULE H OF FORM 5500

The following is a reconciliation of net assets available for benefits per the financial statements to Form 5500:

	December 31,
	2025	2024

Net assets available for benefits per the financial statements	$297,545,436	$258,072,934
Investments	4,060,085	3,117,095
Notes receivable from participants	(4,060,085)	(3,117,095)
Net assets available for benefits per the Form 5500	$297,545,436	$258,072,934